LEASES - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Current maturities of operating leases liabilities	$ 13,525	$ 19,514
Long-term operating leases	99,262	$ 81,185
Total operating lease liabilities	$ 112,787
Weighted-average remaining operating lease term	10 years 9 months 25 days
Weighted-average discount rate of operating leases	4.96%